Insurance Contract Liabilities and Investment Contract Liabilities - Changes in Insurance Contract Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Insurance Contracts [Abstract]
Increase (decrease) in insurance contract liabilities	$ (11,107)	$ 2,437
Decrease (increase) in reinsurance assets	(951)	86
Increase (decrease) in investment contract liabilities	(107)	(22)
Net transfer to (from) segregated funds	(1,149)	(351)
Total changes in insurance contract liabilities, investment contract liabilities, reinsurance assets, and segregated funds	$ (13,314)	$ 2,150